Subordinated liabilities - Redemption (Details) £ / shares in Units, $ / shares in Units, € in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 GBP (£) £ / shares	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£) £ / shares
Subordinated liabilities
Redemption of subordinated liabilities	£ 5,747	£ 3,606	£ 3,047
Issue of subordinated liabilities	0	0
Royal Bank of Scotland Group plc | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	1,306	2,338
Royal Bank of Scotland Group Pound Sterling 200 million series 1 non cumulative convertible 0.01 preference shares 7.387% (partial redemption)
Subordinated liabilities
Notional amount									£ 200						£ 200
Par value | £ / shares									£ 0.01						£ 0.01
Interest rate				7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%
Royal Bank of Scotland Group Pound Sterling 200 million series 1 non cumulative convertible 0.01 preference shares 7.387% (partial redemption) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	15
Royal Bank of Scotland Group US$1,000 million series 1 non cumulative convertible preference shares of US$ 0.01 9.118% (partial redemption)
Subordinated liabilities
Notional amount | $								$ 1,000						$ 1,000
Par value | $ / shares								$ 0.01
Interest rate				9.118%	9.118%	9.118%	9.118%	9.118%	9.118%
Royal Bank of Scotland Group US$1,000 million series 1 non cumulative convertible preference shares of US$ 0.01 9.118% (partial redemption) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	48
Royal Bank of Scotland Group US$156 million 7.65% Series F non-cumulative preference shares (callable)
Subordinated liabilities
Notional amount | $								$ 156						$ 156
Interest rate				7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%
Royal Bank of Scotland Group US$156 million 7.65% Series F non-cumulative preference shares (callable) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	120
Royal Bank of Scotland Group US$242 million 7.25% Series H non-cumulative preference shares (callable)
Subordinated liabilities
Notional amount | $								$ 242						$ 242
Interest rate				7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
Royal Bank of Scotland Group US$242 million 7.25% Series H non-cumulative preference shares (callable) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	186
Royal Bank of Scotland Group US$751 million 5.75% Series L non-cumulative preference shares (callable)
Subordinated liabilities
Notional amount | $								$ 751						$ 751
Interest rate				5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Royal Bank of Scotland Group US$751 million 5.75% Series L non-cumulative preference shares (callable) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	577
Royal Bank of Scotland Group US$ 750 million 6.8% (partial redemption)
Subordinated liabilities
Notional amount | $								$ 750						$ 750
Interest rate				6.80%	6.80%	6.80%	6.80%	6.80%	6.80%
Royal Bank of Scotland Group US$ 750 million 6.8% (partial redemption) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	360
Royal Bank of Scotland Group US$1,285 million 5.90% Trust Preferred
Subordinated liabilities
Notional amount | $								$ 1,285						$ 1,285
Interest rate				5.90%	5.90%	5.90%	5.90%	5.90%	5.90%	5.90%	5.90%	5.90%	5.90%	5.90%	5.90%
Royal Bank of Scotland Group US$1,285 million 5.90% Trust Preferred | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities		902
Royal Bank of Scotland Group US$200 million 6.25% Trust Preferred
Subordinated liabilities
Notional amount | $								$ 200						$ 200
Interest rate				6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Royal Bank of Scotland Group US$200 million 6.25% Trust Preferred | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities		140
Royal Bank of Scotland Group US$1,800 Million 6.08% Trust Preferred
Subordinated liabilities
Notional amount | $								$ 1,800						$ 1,800
Interest rate				6.08%	6.08%	6.08%	6.08%	6.08%	6.08%	6.08%	6.08%	6.08%	6.08%	6.08%	6.08%
Royal Bank of Scotland Group US$1,800 Million 6.08% Trust Preferred | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities		1,263
Royal Bank of Scotland Group Euro 26 million 7.42% dated notes
Subordinated liabilities
Notional amount | €							€ 26						€ 26
Interest rate				7.42%	7.42%	7.42%	7.42%	7.42%	7.42%	7.42%	7.42%	7.42%	7.42%	7.42%	7.42%
Royal Bank of Scotland Group Euro 26 million 7.42% dated notes | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities		21
Royal Bank of Scotland Group Euro 7 million 7.38% dated notes
Subordinated liabilities
Notional amount | €							€ 7						€ 7
Interest rate				7.38%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%
Royal Bank of Scotland Group Euro 7 million 7.38% dated notes | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities		6
Royal Bank of Scotland Group US$25 million floating rate notes (partial redemption)
Subordinated liabilities
Notional amount | $								$ 25						$ 25
Royal Bank of Scotland Group US$25 million floating rate notes (partial redemption) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities		6
Royal Bank of Scotland plc | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	3,903	1,204
Royal Bank of Scotland Euro 750 million 4.35% subordinated notes 2017
Subordinated liabilities
Notional amount | €							€ 750						€ 750
Interest rate				4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%
Royal Bank of Scotland Euro 750 million 4.35% subordinated notes 2017 | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	645
Royal Bank of Scotland CHF124 million 9.375% subordinates notes March 2022
Subordinated liabilities
Notional amount | SFr				SFr 124						SFr 124
Interest rate				9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%
Royal Bank of Scotland CHF124 million 9.375% subordinates notes March 2022 | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	101
Royal Bank of Scotland CAD420 million 10.50% subordinated notes March 2022
Subordinated liabilities
Notional amount | $					$ 420						$ 420
Interest rate				10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Royal Bank of Scotland CAD420 million 10.50% subordinated notes March 2022 | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	255
Royal Bank of Scotland Pound Sterling 564 million 10.50% subordinated notes March 2022
Subordinated liabilities
Notional amount									£ 564						£ 564
Interest rate				10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Royal Bank of Scotland Pound Sterling 564 million 10.50% subordinated notes March 2022 | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	489
Royal Bank of Scotland AU$880 million 13.125% subordinated notes March 2022
Subordinated liabilities
Notional amount | $						$ 880						$ 880
Interest rate				13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%
Royal Bank of Scotland AU$880 million 13.125% subordinated notes March 2022 | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	548
Royal Bank of Scotland US$ 2,132 million 9.50% subordinated notes March 2022
Subordinated liabilities
Notional amount | $								$ 2,132						$ 2,132
Interest rate				9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Royal Bank of Scotland US$ 2,132 million 9.50% subordinated notes March 2022 | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	1,724
Royal Bank of Scotland Euro 100 million floating rate subordinated notes 2017
Subordinated liabilities
Notional amount | €							€ 100						€ 100
Royal Bank of Scotland Euro 100 million floating rate subordinated notes 2017 | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	£ 90
Royal Bank of Scotland Pound Sterling 51 million 2.35% + 5 year UK Gilts yield undated subordinated notes (callable December 2012)
Subordinated liabilities
Notional amount									£ 51						£ 51
Interest rate				2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Debt term (in years)	5 years
Royal Bank of Scotland Pound Sterling 51 million 2.35% + 5 year UK Gilts yield undated subordinated notes (callable December 2012) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	£ 51
Royal Bank of Scotland Pound Sterling 54 million 5.13% undated notes
Subordinated liabilities
Notional amount									£ 54						£ 54
Interest rate				5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Royal Bank of Scotland Pound Sterling 54 million 5.13% undated notes | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities		55
Royal Bank of Scotland CAD$474 million 5.37% undated notes
Subordinated liabilities
Notional amount | $					$ 474						$ 474
Interest rate				5.37%	5.37%	5.37%	5.37%	5.37%	5.37%	5.37%	5.37%	5.37%	5.37%	5.37%	5.37%
Royal Bank of Scotland CAD$474 million 5.37% undated notes | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities		283
Royal Bank of Scotland Euro 1 billion 4.63% dated notes
Subordinated liabilities
Notional amount | €							€ 1						€ 1
Interest rate				4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%
Royal Bank of Scotland Euro 1 billion 4.63% dated notes | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities		£ 866
NatWest Plc | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	178
NatWest US$ 300 million 8.6250% non-cumulative preference shares (callable)
Subordinated liabilities
Notional amount | $								$ 300						$ 300
Interest rate				8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%
NatWest US$ 300 million 8.6250% non-cumulative preference shares (callable) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	178
RBS NV and subsidiaries | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	326
RBS N.V. and subsidiaries Euro 15 million floating rate notes 2022 (partial redemption)
Subordinated liabilities
Notional amount | €							€ 15						€ 15
RBS N.V. and subsidiaries Euro 15 million floating rate notes 2022 (partial redemption) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	2
RBS N.V. and subsidiaries Euro 250 million 4.70% notes 2019 (partial redemption)
Subordinated liabilities
Notional amount | €							€ 250						€ 250
Interest rate				4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%
RBS N.V. and subsidiaries Euro 250 million 4.70% notes 2019 (partial redemption) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	80
RBS N.V. and subsidiaries US$ 500 million 4.65% notes 2018 (partial redemption)
Subordinated liabilities
Notional amount | $								$ 500						$ 500
Interest rate				4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%
RBS N.V. and subsidiaries US$ 500 million 4.65% notes 2018 (partial redemption) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	244
NatWest Holdings Limited | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	15
NatWest Holdings Limited Pound Sterling 20 million 11.75% perpetual tier two capital (partial redemption)
Subordinated liabilities
Notional amount									£ 20						£ 20
Interest rate				11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%
NatWest Holdings Limited Pound Sterling 20 million 11.75% perpetual tier two capital (partial redemption) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	9
NatWest Holdings Limited Euro 38 million 11.375% perpetual tier two capital (partial redemption)
Subordinated liabilities
Notional amount | €							€ 38						€ 38
Interest rate				11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%
NatWest Holdings Limited Euro 38 million 11.375% perpetual tier two capital (partial redemption) | Final redemption
Subordinated liabilities
Redemption of subordinated liabilities	£ 6